S000003887 [Member] Expense Example, No Redemption - Putnam VT Research Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 69
Expense Example, No Redemption, 3 Years	217
Expense Example, No Redemption, 5 Years	378
Expense Example, No Redemption, 10 Years	846
Class IB Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	95
Expense Example, No Redemption, 3 Years	297
Expense Example, No Redemption, 5 Years	515
Expense Example, No Redemption, 10 Years	$ 1,144